Goodwill and Intangible Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 1,229,941	$ 1,228,778	$ 1,188,887	$ 1,191,497
Intangible assets, net	1,059,936	1,132,694	1,110,841
Bracing And Vascular
Goodwill And Intangible Assets [Line Items]
Goodwill		705,954	565,298
Intangible assets, net		949,335	700,953
Recovery Sciences
Goodwill And Intangible Assets [Line Items]
Goodwill		419,299	495,999
Intangible assets, net		134,693	353,323
International
Goodwill And Intangible Assets [Line Items]
Goodwill		103,525	80,184
Intangible assets, net		31,380	36,453
Surgical Implant
Goodwill And Intangible Assets [Line Items]
Goodwill			47,406
Intangible assets, net		$ 17,286	$ 20,112